Significant Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Significant Related Party Transactions
7.	SIGNIFICANT RELATED PARTY TRANSACTIONS
a.	Significant intercompany transactions between consolidated entities were as follows:

For the year ended December 31, 2018

		Transactions (Note A)
Entity	Counterparty	Account	Amount	Terms (Note B)
			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$57,107,585	Net 60 days
UMC	UMC-USA	Accounts receivable	7,312,272	—
UMC	UMC GROUP JAPAN	Sales	4,159,637	Net 60 days
UMC	UMC GROUP JAPAN	Accounts receivable	905,048	—
UMC	USCXM	Sales	1,356,567 (Note C )	Net 30 days
UMC	USCXM	Accounts receivable	48,163	—
USCXM	UMC-USA	Sales	698,988	Net 60 days
USCXM	UMC-USA	Accounts receivable	120,678	—
HJ	UMC-USA	Sales	307,471	Net 60 days
HJ	UMC-USA	Accounts receivable	35,161	—
HJ	UMC GROUP JAPAN	Sales	272,218	Net 60 days
HJ	UMC GROUP JAPAN	Accounts receivable	61,971	—

For the year ended December 31, 2019

		Transactions (Note A)
Entity	Counterparty	Account	Amount	Terms (Note B)
			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$47,736,335	Net 60 days
UMC	UMC-USA	Accounts receivable	5,937,706	—
UMC	UMC GROUP JAPAN	Sales	3,933,964	Net 60 days
UMC	UMC GROUP JAPAN	Accounts receivable	608,622	—
UMC	USCXM	Sales	1,209,310 (Note C)	Net 30 days
UMC	USCXM	Accounts receivable	31,334	—
UMC	USCXM	Loan receivable	1,201,200	—
USCXM	UMC-USA	Sales	745,226	Net 60 days
USCXM	UMC-USA	Accounts receivable	33,242	—
HJ	UMC-USA	Sales	152,012	Net 60 days
HJ	UMC-USA	Accounts receivable	21,138	—
HJ	UMC GROUP JAPAN	Sales	250,736	Net 60 days
HJ	UMC GROUP JAPAN	Accounts receivable	51,150	—

For the year ended December 31, 2020

		Transactions (Note A)
Entity	Counterparty	Account	Amount	Terms (Note B)
			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$49,357,981	Net 60 days
UMC	UMC-USA	Accounts receivable	5,388,172	—
UMC	UMC GROUP JAPAN	Sales	1,220,419	Net 60 days
UMC	USCXM	Sales	1,183,180	Net 30 days
			(Note C)
UMC	USCXM	Accounts receivable	24,831	—
USCXM	UMC-USA	Sales	970,358	Net 60 days
USCXM	UMC-USA	Accounts receivable	250,092	—
HJ	UMC-USA	Sales	137,860	Net 60 days
HJ	UMC-USA	Accounts receivable	33,069	—
HJ	UMC GROUP JAPAN	Sales	106,077	Net 60 days
USJC	UMC-USA	Sales	1,395,094	Net 60 days
USJC	UMC-USA	Accounts receivable	456,860	—

Note A:	The significant intercompany transactions listed above include downstream transactions.
Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.
Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.
b.	Significant transactions between the Company and other related parties were as follows:
(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
HSUN CHIEH INVESTMENT CO., LTD.	Associate
HSUN CHIEN CAPITAL CORP.	Associate
TRIKNIGHT CAPITAL CORPORATION	Associate
UNIMICRON TECHNOLOGY CORP.	Associate
JINING SUNRICH SOLARENERGY CORPORATION	Joint venture’s subsidiary
SILICON INTEGRATED SYSTEMS CORP.	The Company’s director
PHOTRONICS DNP MASK CORPORATION	Other related parties
UNITEDVISION SEMICONDUCTOR CO., LTD.	Other related parties
UPI SEMICONDUCTOR CORP.	Other related parties
UNISTARS CORPORATION	Other related parties
CHUAN-FANG ZHUAN	Subsidiary’s director

(ii)	Operating revenues

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$1,291,398	$1,532,339	$2,085,425
Joint ventures	4,277	—	—
Others	27,881	45,523	26,856
Total	$1,323,556	$1,577,862	$2,112,281

(iii)	Accounts receivable, net

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$278,702	$172,808
Others	11,243	6,110
Total	$289,945	$178,918

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end 30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$7,880	$1,186
Others	48	36
Total	$7,928	$1,222

(v)	Significant asset transactions

Acquisition of financial assets at fair value through profit or loss, noncurrent

For the year ended December 31, 2018: None.

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	500	Stock of MATERIALS ANALYSIS TECHNOLOGY INC.	$32,923
Associates	1,900	Stock of GEAR RADIO LTD.	37,211
Total			$70,134

			For the year ended December 31, 2020
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	1,000	Stock of WELLYSUN INC.	$25,000

Acquisition of investments accounted for under the equity method

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	84,000	Stock	$840,000

			For the year ended December 31, 2019
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	72,000	Stock	$720,000

For the year ended December 31, 2020: None.

Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$200,610	$339,463	$335,425

Disposal of subsidiary

For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	46,168	Stock of UNISTARS CORPORATION	$4,617	$(31,856)

For the years ended December 31, 2019 and 2020: None.

(vi)	Others

Mask expenditure

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$1,750,088	$2,346,263	$1,811,827

Other payables of mask expenditure

	As of December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$571,036	$683,892	$532,810

c.	Key management personnel compensation

	For the years ended December 31,
	2018	2019	2020
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$387,294	$271,135	$435,251
Post-employment benefits	4,660	2,406	2,458
Termination benefits	—	3,415	283
Share-based payment	293,857	62,203	365,666
Others	435	578	571
Total	$686,246	$339,737	$804,229